Warrant Liabilities - Schedule of Warrants Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	8,778,884	8,778,884	9,098,514
April 9, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	2,112,773	2,112,773	2,112,773
Weighted average exercise price (in Dollars per share) | $ / shares		$ 7.11	$ 7.11
September 9, 2025 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	3,029,748	3,029,748	3,029,748
Weighted average exercise price (in Dollars per share) | $ / shares		$ 6.25	$ 6.25
August 15, 2027 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable	3,636,363	3,636,363
Weighted average exercise price (in Dollars per share) | $ / shares	$ 2
March 16, 2024 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable			1,872,659
Weighted average exercise price (in Dollars per share) | $ / shares			$ 9.42
June 18, 2024 [Member]
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding and exercisable			2,083,334
Weighted average exercise price (in Dollars per share) | $ / shares			$ 5.97